FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE OF ASSETS AND LIABILITIES
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition

December 31, 2018	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	2,606,939	—	—	2,606,939
Restricted cash	427,546	—	—	427,546
Loans at fair value	—	—	1,375,221	1,375,221
Available-for-sale investments	82,465	753,100	—	835,565
Total Assets	3,116,950	753,100	1,375,221	5,245,271
Liabilities
Payable to investors at fair value	—	—	626,207	626,207
Total Liabilities	—	—	626,207	626,207

December 31, 2019	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	3,198,086	—	—	3,198,086
Restricted cash	71,056	—	—	71,056
Loans at fair value	—	—	418,492	418,492
Available-for-sale investments	85,129	333,900	41,962	460,991
Total Assets	3,354,271	333,900	460,454	4,148,625

Summary of significant unobservable inputs

		December 31, 2018	December 31, 2019
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted- Average	Weighted- Average
Loans at fair value	Discount rates	12.0%- 16.4%	12.0%- 16.4%
	Net cumulative expected loss rates (1)	9.9%- 17.4%	14.4%- 16.6%
	Cumulative prepayment rates (2)	2.2%- 14.8%	11.9%
Payable to investors at fair value	Discount rates	7.7%- 9.8%	N/A
(1)	Expressed as a percentage of the loan volume.
(2)	Expressed as a percentage of remaining principal of loans.

Schedule of additional information about Level 3 loans, payable to investors measured at fair value on a recurring basis

Loans
RMB
Balance as of December 31, 2017	1,450,707
Origination of loan principal	1,149,731
Collection of principal	(1,226,602)
Change in fair value	1,385

Balance as of December 31, 2018	1,375,221

Changes in fair value related to balance outstanding as of December 31, 2018	2,161

Loans
RMB
Balance as of December 31, 2018	1,375,221
Collection of principal	(593,350)
Change in fair value	(126,109)
Decrease due to disposal of the beneficial rights of the consolidated ABFE	(237,270)

Balance as of December 31, 2019	418,492

Changes in fair value related to balance outstanding as of December 31, 2019	(120,015)

Payable to investors
RMB
Balance as of December 31, 2017	1,222,180
Interest and penalties received	334,087
Deductible expenses associated with the consolidated ABFE operating	(32,796)
Principal and interest payments to investors of the consolidated ABFE	(655,527)
Change in fair value	(241,737)

Balance as of December 31, 2018	626,207

Changes in fair value related to balance outstanding as of December 31, 2018	(241,302)

Payable to investors
RMB
Balance as of December 31, 2018	626,207
Interest and penalties received	151,603
Deductible expenses associated with the consolidated ABFE operation	(9,766)
Principal and interest payments to investors of the consolidated ABFE	(139,033)
Changes in fair value	(129,975)
Decrease due to disposal of the beneficial rights of the consolidated ABFE	(499,036)

Balance as of December 31, 2019	—

Changes in fair value related to balance outstanding as of December 31, 2019	—